INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense [Line Items]
Increase in valuation allowance	$ 15,500	$ 3,000
Valuation allowance increases recognized	8,036	7,675	$ 2,967
Valuation allowance decreases recognized	23,402	2,492	3,418
Valuation allowance related to acquisition		(723)	76,572
Changes in other comprehensive income		(234)
Valuation allowance related to exchange rate translation adjustments	117	1,247	4,550
Book-over-tax basis difference	671,100
Estimated withholding and income taxes on book-over-tax basis difference	48,500
Unrecognized tax benefit	7,993	10,733	$ 48,081	$ 12,699
Additional income tax benefit	5,500	7,300
Potential decrease in total unrecognized tax benefit	1,000
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ 18,000
Valuation Allowance, Commentary	18.0
Interest and penalties recognized during the period	$ 400	4,400
Accrued interest and penalties	4,000	$ 5,200
State and Local Jurisdiction
Income Tax Expense [Line Items]
Tax credit carryforwards	700
Tax credit carryforwards, subject to expiration	700
Foreign Tax Authority
Income Tax Expense [Line Items]
Tax credit carryforwards	1,100
Foreign Tax Authority | Tax Year 2029
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	700
Foreign Tax Authority | Tax Year 2030
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	0
Foreign Tax Authority | Tax Year 2031
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	300
Foreign Tax Authority | Tax Year 2032
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	$ 100